Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 969	$ (179)
Carrying Reported Amount Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Carrying Amount	969	(179)
Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	0	0
Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	969	0
Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 0	$ (179)